Revenue by destination and product - Consolidated sales revenue by product (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 56,074	$ 64,084	$ 43,492
Other revenue	(520)	(589)	1,119
Consolidated sales revenue	55,554	63,495	44,611
Iron Ore
Disclosure of products and services [line items]
Revenue from contracts with customers	33,068	42,992	28,202
Other revenue	(267)	(796)	1,000
Consolidated sales revenue	32,801	42,196	29,202
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	13,955	12,336	9,092
Other revenue	(165)	103	54
Consolidated sales revenue	13,790	12,439	9,146
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	3,276	3,229	1,721
Other revenue	(80)	96	64
Consolidated sales revenue	3,196	3,325	1,785
Industrial minerals (comprising titanium dioxide slag, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	2,685	2,114	2,054
Other revenue	(16)	3	(3)
Consolidated sales revenue	2,669	2,117	2,051
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	564	1,075	471
Other revenue	9	2	6
Consolidated sales revenue	573	1,077	477
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	816	501	459
Other revenue	0	0	0
Consolidated sales revenue	816	501	459
Other products
Disclosure of products and services [line items]
Revenue from contracts with customers	1,710	1,837	1,493
Other revenue	(1)	3	(2)
Consolidated sales revenue	$ 1,709	$ 1,840	$ 1,491